Risk and sensitivity analysis - UK and Europe, interest rate sensitivity (Details) - UK and Europe insurance operations - Non-linked shareholder-backed - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Shareholder-backed annuity
Risk and sensitivity analysis
Percentage of business liabilities	98.00%	98.00%
2% change | Interest rate risk
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	2.00%	2.00%
Change in carrying value of debt securities and derivatives, decrease in assumption	£ 13,497	£ 12,353
Change in policyholder liabilities, decrease in assumption	(9,426)	(10,023)
Change in related deferred tax, decrease in assumption	(658)	(396)
Net effect on profit and shareholders' equity, decrease in assumption	£ 3,413	£ 1,934
Reasonably possible increase in assumption (as a percent)	2.00%	2.00%
Change in carrying value of debt securities and derivatives, increase in assumption	£ (8,541)	£ (8,313)
Change in policyholder liabilities, increase in assumption	6,295	6,635
Change in related deferred tax, increase in assumption	348	285
Net effect on profit and shareholders' equity, increase in assumption	£ (1,898)	£ (1,393)
1% change | Interest rate risk
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	1.00%	1.00%
Change in carrying value of debt securities and derivatives, decrease in assumption	£ 5,805	£ 5,508
Change in policyholder liabilities, decrease in assumption	(4,210)	(4,466)
Change in related deferred tax, decrease in assumption	(254)	(177)
Net effect on profit and shareholders' equity, decrease in assumption	£ 1,341	£ 865
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Change in carrying value of debt securities and derivatives, increase in assumption	£ (4,659)	£ (4,527)
Change in policyholder liabilities, increase in assumption	3,443	3,636
Change in related deferred tax, increase in assumption	190	151
Net effect on profit and shareholders' equity, increase in assumption	£ (1,026)	£ (740)